Consolidated Statements of Profit or Loss and Other Comprehensive Income		12 Months Ended
		Dec. 31, 2025 HKD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 HKD ($) $ / shares shares	Dec. 31, 2023 HKD ($) $ / shares shares
Schedule of Amounts Recognized in Profit or Loss [Abstract]
Revenue		$ 47,647,541	$ 6,121,766	$ 36,461,260	$ 49,121,839
Cost of sales		(24,057,997)	(3,090,976)	(22,081,030)	(25,238,821)
Gross profit		23,589,544	3,030,790	14,380,230	23,883,018
Other income and gain		3,472,672	446,170	1,952,986	54,116
General and administrative expenses		(29,080,554)	(3,736,275)	(24,854,036)	(10,862,255)
Impairment loss on goodwill		(11,773,403)	(1,512,649)
Selling and distribution expenses		(7,380,299)	(948,223)	(7,049,538)	(4,530,134)
Allowance of expected credit loss - trade receivables		(1,631,086)	(209,562)	(488,640)	(914,788)
Profit/(Loss) from operations		(22,803,126)	(2,929,749)	(16,058,998)	7,629,957
Finance costs		(692,894)	(89,024)	(2,015,096)	(550,714)
Profit/(Loss) before income tax		(23,496,020)	(3,018,773)	(18,074,094)	7,079,243
Income tax expense
Profit/(Loss) for the year		(23,496,020)	(3,018,773)	(18,074,094)	7,079,243
Other comprehensive (loss)/income:
Exchange differences on foreign currency translations		(118)	(16)	48,424	(47,378)
Total comprehensive income/(loss) for the year		$ (23,496,138)	$ (3,018,789)	$ (18,025,670)	$ 7,031,865
Earnings/(Loss) per share attributable to owners of the Company
Basic (in Dollars per share and Dollars per share) | (per share)		$ (94.52)	$ (12.14)	$ (109.72)	$ 45.31
Diluted (in Dollars per share and Dollars per share) | (per share)		$ (86.38)	$ (11.1)	$ (109.72)	$ 45.31
Weighted average number of ordinary shares
Basic (in Shares)	[1]	248,574	248,574	164,729	156,250
Diluted (in Shares)	[1]	272,022	272,022	164,729	156,250

[1]	Giving retroactive effect to the issuance of ordinary shares which are detailed in Note 1.